Commitments and Contingencies - Drilling Rigs (Details) - Drilling Rig Commitments $ in Millions		1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2016 property	Feb. 29, 2016 USD ($) contract	Mar. 31, 2015 USD ($) contract	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) property
Drilling Rigs
Number of drilling rigs | property	2				2
Early termination obligation		$ 1.0		$ 1.9	$ 3.0
Number of terminated drilling rigs | contract		1	1
Other Operating Expenses
Drilling Rigs
Drilling rig termination fee		$ 0.9	$ 1.7